Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
United Kingdom ("U.K.")	(245)	(96)	(269)
United States ("U.S.")	(38)	73	145
Italy	490	451	446
Other	93	93	166
	299	521	488

Schedule of Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Current:
U.K.	1	4	4
U.S.	31	88	86
Italy	158	163	131
Other	20	31	39
	209	286	260
Deferred:
U.K.	—	1	—
U.S.	(43)	(21)	(44)
Italy	(3)	—	19
Other	1	(16)	(11)
	(45)	(36)	(36)
	165	250	223

Schedule of Income Taxes Paid, Net of Refunds	The amounts of cash income taxes paid by the Company were as follows:

($ in millions)	For the year ended December 31, 2025
U.K.
Italy	181
U.S. Federal	18
Other	21
220

Schedule of Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory U.K. main corporation tax rate to income from continuing operations before provision for income taxes after the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
	2025
	($ in millions)	Percent
Tax at U.K. Statutory Rate	75	25.00%
Foreign Tax Effects
Italy
Italy regional tax (“IRAP”)	30	10.06%
Statutory rate differential	(5)	(1.65)%
Other	5	1.78%
U.S.
Nondeductible compensation expense	3	1.07%
U.S. tax on foreign earnings	5	1.66%
Research & development tax credits	(6)	(2.03)%
Effect of changes in tax laws	(15)	(5.01)%
Other	3	0.93%
Cyprus
Statutory rate differential	(6)	(2.04)%
Other	(2)	(0.81)%
Other foreign jurisdictions	6	1.92%
Change in valuation allowances	34	11.47%
Non Taxable and non-deductible items
Nondeductible foreign exchange loss	27	9.00%
Other	2	0.67%
Change in unrecognized tax benefits	9	2.99%
Other adjustments	—	0.01%
Effective Tax Rate	165	55.02%

A reconciliation of the provision for income taxes to the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the U.K. statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes for years prior to the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
($ in millions)	2024	2023
Income from continuing operations before provision for income taxes	521	488
U.K. statutory tax rate	25.0%	23.5%
Statutory tax expense	130	115

Change in valuation allowances	19	60
IRAP and state taxes	38	38
Tax cost of dividends	48	—
Nondeductible expenses	10	5
Foreign tax and statutory rate differential (2)	(11)	(9)
Foreign tax expense, net of U.S. federal benefit	6	12
GILTI Tax	10	1
Nontaxable gain on sale of business	—	—
Nontaxable foreign exchange (gain) loss	(1)	1
Italian patent box tax benefit	(2)	(2)
Change in unrecognized tax benefits	9	16
Tax law changes	—	—
Other	(5)	(15)
	250	223

Effective tax rate	48.0%	45.8%
 (2) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Schedule of Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2025	2024
Deferred tax assets:
Net operating losses	239	217
Italian goodwill tax step-up	111	101
Interest expense limitation carryforward	92	51
Provisions not currently deductible for tax purposes	17	23
Lease liabilities	19	23
Depreciation and amortization	21	9
Other	22	30
Gross deferred tax assets	521	453
Valuation allowance	(278)	(237)
Deferred tax assets, net of valuation allowance	244	216

Deferred tax liabilities:
Acquired intangible assets	142	128
Depreciation and amortization	136	102
Italian goodwill equity reserve liability	108	96
Lease right-of-use assets	21	23
Other	4	—
Total deferred tax liabilities	411	349
Net deferred income tax liability	(168)	(133)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2025	2024
Deferred income taxes - non-current asset	40	37
Deferred income taxes - non-current liability	(208)	(170)
	(168)	(133)

Schedule of Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2025	2024	2023
Balance at beginning of year	237	225	181
Net charges to expense	41	19	60
Held-for-sale reclassification	—	(8)	(17)
Balance at end of year	278	237	225

Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Interest and Penalties
A reconciliation of the unrecognized tax benefits, excluding interest and penalties, is as follows:

	December 31,
($ in millions)	2025	2024	2023
Balance at beginning of year	17	10	24
Additions to tax positions - current year	6	2	—
Additions to tax positions - prior years	2	7	16
Reductions to tax positions - prior years	—	(2)	(1)
Settlements	—	—	(29)
Balance at end of year	25	17	10